UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

One American Square, Indianapolis, IN,		46282
(Address of principal executive offices)		(Zip code)

Daniel Schluge One American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.                  SCHEDULE OF INVESTMENTS

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

September 30, 2011 (unaudited)

Description	Shares	Value
Common Stocks (90.2%)
Aerospace & Defense (3.6%)
General Dynamics Corp.	34,900	$1,985,461
Precision Castparts Corp.	39,900	6,202,854
		8,188,315
Agriculture (1.3%)
Archer-Daniels-Midland Co.	122,800	3,046,668

Apparel (3.8%)
Columbia Sportswear Co.	50,600	2,347,840
Wolverine World Wide, Inc.	188,300	6,260,975
		8,608,815
Auto Parts and Equipment (1.8%)
Magna International, Inc.	123,400	4,068,498

Banks (5.6%)
Bank of Hawaii Corp.	57,300	2,085,720
Citigroup, Inc.	29,189	747,822
JPMorgan Chase & Co.	99,807	3,006,187
Northern Trust Corp.	68,400	2,392,632
U.S. Bancorp	193,500	4,554,990
		12,787,351
Beverages (2.9%)
Coca-Cola Co. (The)	95,900	6,479,004

Biotechnology (2.3%)
Amgen, Inc.	96,900	5,324,655

Chemicals (0.6%)
Dow Chemical Co.	59,000	1,325,140

Commercial Services (0.6%)
Robert Half International, Inc.	63,800	1,353,836

Computers (2.4%)
Dell, Inc.(1)	248,600	3,517,690
Hewlett-Packard Co.	85,374	1,916,646
		5,434,336
Diversified Financial Services (1.9%)
Federated Investors, Inc., Class B	105,100	1,842,403
Investment Technology Group, Inc.(1)	244,700	2,395,613
		4,238,016
Electronics (1.6%)
FLIR Systems, Inc.	148,400	3,717,420

Food (0.3%)
Fresh Del Monte Produce, Inc.	33,900	786,480

Description	Shares	Value
Common Stocks (90.2%) (continued)
Healthcare Products (8.7%)
Baxter International, Inc.	101,400	$5,692,596
Johnson & Johnson	105,500	6,721,405
Medtronic, Inc.	144,900	4,816,476
Zimmer Holdings, Inc.(1)	47,900	2,562,650
		19,793,127
Insurance (1.5%)
Aegon NV(1)	816,185	3,305,549

Iron/Steel (1.9%)
Nucor Corp.	136,400	4,315,696

Machinery-Diversified (1.0%)
Cummins, Inc.	27,800	2,270,148

Mining (0.8%)
Alcoa, Inc.	199,100	1,905,387

Miscellaneous Manufacturing (7.6%)
Carlisle Cos., Inc.	122,500	3,905,300
Crane Co.	92,600	3,304,894
General Electric Co.	323,300	4,927,092
Illinois Tool Works, Inc.	124,200	5,166,720
		17,304,006
Oil & Gas (10.4%)
ConocoPhillips	92,400	5,850,768
Exxon Mobil Corp.	54,300	3,943,809
Royal Dutch Shell PLC ADR	102,400	6,299,648
Tidewater, Inc.	136,250	5,729,313
Valero Energy Corp.	102,200	1,817,116
		23,640,654
Pharmaceuticals (6.5%)
McKesson Corp.	86,050	6,255,835
Merck & Co., Inc.	101,900	3,333,149
Pfizer, Inc.	299,150	5,288,972
		14,877,956
Retail (7.0%)
Bed Bath & Beyond, Inc.(1)	104,600	5,994,626
Best Buy Co., Inc.	97,700	2,276,410
Home Depot, Inc.	86,600	2,846,542
Kohl’s Corp.	96,100	4,718,510
		15,836,088
Semiconductors (6.4%)
Applied Materials, Inc.	386,700	4,002,345
Intel Corp.	258,600	5,515,938
Texas Instruments, Inc.	186,600	4,972,890
		14,491,173

Description	Shares	Value
Common Stocks (90.2%) (continued)
Software (1.1%)
Autodesk, Inc.(1)	92,400	$2,566,872

Telecommunications (3.2%)
Cisco Systems, Inc.	168,000	2,602,320
Nokia OYJ ADR	125,550	710,613
Telefonos de Mexico, Class L ADR	268,700	4,017,065
		7,329,998
Toys/Games/Hobbies (1.6%)
Mattel, Inc.	138,800	3,593,532

Transportation (3.8%)
Norfolk Southern Corp.	68,400	4,173,768
Werner Enterprises, Inc.	213,100	4,438,873
		8,612,641

Total common stocks (cost: $218,765,161)		205,201,361

	Interest Rate	Maturity Date	Principal Amount
Short-Term Notes and Bonds(2) (2.7%)
Commercial Paper (2.7%)
Diversified Financial Services (0.9%)
Toyota Motor Credit Corp.	0.172%	11/07/2011	$2,000,000	1,999,800

Mining (0.9%)
BHP Billiton Finance (USA) Ltd.	0.101	10/28/2011	2,000,000	1,999,640

Oil & Gas (0.9%)
Northwest Natural Gas Co.	0.101	10/20/2011	2,000,000	1,999,800

Total short-term notes and bonds (cost: $5,999,395)				5,999,240

	Shares
Money Market Mutual Fund (3.4%)
BlackRock Liquidity TempFund Portfolio, 0.09%	7,700,000	7,700,000

Total money market mutual fund (cost: $7,700,000)		7,700,000

Mutual Funds (3.5%)
iShares Russell 1000 Value Index Fund	68,900	3,899,051
iShares Russell Midcap Value Index Fund	69,600	2,683,776
iShares S&P SmallCap 600 Value Index Fund	24,600	1,456,074

Total mutual funds (cost: $8,403,514)		8,038,901

Value
Total investments(3) (99.8%) (cost: $240,868,070)	$226,939,502

Other assets in excess of liabilities (0.2%)	468,803

Net assets (100.0%)	$227,408,305

The following abbreviation is used in the portfolio descriptions:

ADR — American Depositary Receipt

(1)	Non-Income producing securities.

(2)	The interest rate for short-term notes reflects the yields for those securities as of September 30, 2011.

(3)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2011. See table below.

Federal Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$240,861,640	$32,400,480	$(46,322,618)	$(13,922,138)

Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Common Stocks	$205,201,361	$—	$—	$205,201,361
Commercial Paper	—	5,999,240	—	5,999,240
Money Market Mutual Fund	7,700,000	—	—	7,700,000
Mutual Funds	8,038,901	—	—	8,038,901
Total	$220,940,262	$5,999,240	$—	$226,939,502

It is the Value Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2011, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

September 30, 2011 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes(1) (96.7%)
U.S. Government & Agency Obligations (23.9%)
Fannie Mae Discount Note	0.003%	10/03/2011	$7,100,000	$7,099,999
Federal Home Loan Bank Discount Note	0.010	10/06/2011	6,737,000	6,736,991
Federal Home Loan Bank Discount Note	0.001	11/04/2011	7,500,000	7,499,993
U.S. Treasury Bill Discount Note	0.005	12/08/2011	8,000,000	7,999,924
U.S. Treasury Bill Discount Note	0.086	12/15/2011	7,000,000	6,998,746
U.S. Treasury Bill Discount Note	0.005	12/29/2011	10,000,000	9,999,876

Total U.S. government & agency obligations (cost: $46,335,529)				46,335,529

Commercial Paper (72.8%)
Chemicals (5.8%)
E.I. du Pont de Nemours & Co.	0.071	10/18/2011	3,756,000	3,755,876
Praxair, Inc.	0.030	10/04/2011	7,500,000	7,499,981
				11,255,857
Commercial Banks (4.1%)
Bank of America Corp.	0.274	11/29/2011	8,000,000	7,996,460

Diversified Financial Services (15.9%)
General Electric Capital Corp.	0.020	10/21/2011	4,500,000	4,499,950
General Electric Capital Corp.	0.020	11/01/2011	3,000,000	2,999,948
IDB	0.010	10/04/2011	3,800,000	3,799,997
IDB	0.020	10/12/2011	4,000,000	3,999,976
John Deere Bank Sa	0.081	10/04/2011	3,000,000	2,999,980
John Deere Credit, Inc.	0.081	10/05/2011	5,000,000	4,999,956
Paccar Financial Corp.	0.091	10/03/2011	3,500,000	3,499,982
Paccar Financial Corp.	0.122	10/26/2011	3,980,000	3,979,668
				30,779,457
Electric Products (3.9%)
Emerson Electric Co.	0.061	10/06/2011	7,500,000	7,499,937

Electric Utilities (3.9%)
American Transmission Co.	0.132	10/18/2011	5,500,000	5,499,663
American Transmission Co.	0.122	11/01/2011	2,000,000	1,999,793
				7,499,456
Food, Beverages (5.7%)
Coca-Cola Co. (The)	0.091	11/14/2011	3,500,000	3,499,615
Pepsico, Inc.	0.091	10/04/2011	7,500,000	7,499,944
				10,999,559
Health Care (3.6%)
Roche Holdings, Inc.	0.061	10/12/2011	2,000,000	1,999,963
Roche Holdings, Inc.	0.071	10/28/2011	5,000,000	4,999,738
				6,999,701
Household & Personal Products (3.9%)
Procter & Gamble International Funding	0.041	10/31/2011	7,500,000	7,499,750

Machinery (3.9%)
Illinois Tool Works, Inc.	0.061	10/13/2011	7,500,000	7,499,850

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes(1) (96.7%) (continued)
Commercial Paper (72.8%) (continued)
Manufacturing (2.3%)
Danaher Corp.	0.132%	10/14/2011	$4,500,000	$4,499,789

Mining (3.9%)
BHP Billiton Finance (USA) Limited	0.071	10/07/2011	3,500,000	3,499,959
BHP Billiton Finance (USA) Limited	0.101	10/24/2011	4,000,000	3,999,744
				7,499,703
Oil & Gas (7.3%)
ConocoPhillips Qatar	0.152	10/06/2011	3,000,000	2,999,938
ConocoPhillips Qatar	0.152	10/07/2011	3,552,000	3,551,911
Northwest Natural Gas Co.	0.101	10/18/2011	2,200,000	2,199,896
Northwest Natural Gas Co.	0.132	10/21/2011	2,000,000	1,999,856
Northwest Natural Gas Co.	0.112	11/02/2011	2,200,000	2,199,785
Northwest Natural Gas Co.	0.152	11/23/2011	1,200,000	1,199,735
				14,151,121
Pharmaceuticals (1.3%)
Merck & Co., Inc.	0.051	10/03/2011	2,550,000	2,549,993

Retail (3.4%)
Wal-Mart Stores, Inc.	0.061	10/12/2011	4,000,000	3,999,927
Wal-Mart Stores, Inc.	0.071	10/25/2011	2,500,000	2,499,883
				6,499,810
Transport Service (3.9%)
United Parcel Service, Inc.	0.004	10/05/2011	5,000,000	4,999,998
United Parcel Service, Inc.	0.001	10/13/2011	2,500,000	2,499,999
				7,499,997
Total commercial paper (cost: $140,730,440)				140,730,440

Total short-term notes (cost(2): $187,065,969)				187,065,969

	Shares
Money Market Mutual Fund (3.5%)
BlackRock Liquidity TempFund Portfolio, 0.09%	6,680,000	6,680,000

Total money market mutual fund (cost: $6,680,000)		6,680,000

Total investments(3) (100.2%) (cost: $193,745,969)		193,745,969

Liabilities in excess of other assets (0.2%)		(319,165)

Net assets (100.0%)		$193,426,804

(1) The interest rate for short-term notes reflects the yields for those securities as of September 30, 2011.

(2) Cost represents amortized cost.

(3) The United States federal income tax basis of the Portfolio’s investments and the cost are the same as of September 30, 2011.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
U.S. Government & Agency Obligations	$—	$46,335,529	$—	$46,335,529
Commercial Paper	—	140,730,440	—	140,730,440
Money Market Mutual Fund	6,680,000	—	—	6,680,000
Total	$6,680,000	$187,065,969	$—	$193,745,969

It is the Money Market Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

As of September 30, 2011, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

OneAmerica Funds,  Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

September 30, 2011 (unaudited)

Description	Shares	Value
Preferred Stock (0.7%)
Diversified Financial Services (0.7%)
JPMorgan Chase Capital XXIX	39,000	$977,340

Total preferred stock (cost: $999,535)		977,340

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (91.0%)
U.S. Government & Agency Obligations (31.2%)
Federal Farm Credit Bank	2.625%	04/17/2014	$1,000,000	$1,051,720
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,177,293
FHLMC	4.500	01/15/2015	500,000	560,828
FHLMC	3.750	03/27/2019	750,000	847,285
FNMA	4.375	07/17/2013	1,000,000	1,069,415
FNMA	2.500	05/15/2014	1,000,000	1,048,531
U.S. Treasury Bonds	6.000	02/15/2026	500,000	715,937
U.S. Treasury Bonds	5.375	02/15/2031	500,000	703,360
U.S. Treasury Bonds	4.500	02/15/2036	500,000	647,422
U.S. Treasury Bonds	4.375	02/15/2038	500,000	638,750
U.S. Treasury Bonds	3.500	02/15/2039	550,000	611,531
U.S. Treasury Bonds	4.500	08/15/2039	300,000	392,672
U.S. Treasury Bonds	4.625	02/15/2040	500,000	668,125
U.S. Treasury Bonds	4.250	11/15/2040	100,000	126,453
U.S. Treasury Bonds	4.750	02/15/2041	1,000,000	1,366,406
U.S. Treasury Bonds	4.375	05/15/2041	450,000	581,346
U.S. Treasury Bonds	3.750	08/15/2041	200,000	232,844
U.S. Treasury Notes	1.375	10/15/2012	800,000	809,782
U.S. Treasury Notes	0.625	02/28/2013	500,000	502,851
U.S. Treasury Notes	1.375	05/15/2013	1,000,000	1,017,770
U.S. Treasury Notes	0.375	06/30/2013	1,000,000	1,002,190
U.S. Treasury Notes	0.750	08/15/2013	1,000,000	1,008,711
U.S. Treasury Notes	0.125	08/31/2013	1,100,000	1,097,293
U.S. Treasury Notes	0.750	09/15/2013	1,000,000	1,008,945
U.S. Treasury Notes	0.500	10/15/2013	500,000	501,953
U.S. Treasury Notes	0.500	11/15/2013	500,000	501,914
U.S. Treasury Notes	2.250	05/31/2014	3,150,000	3,303,563
U.S. Treasury Notes	2.375	08/31/2014	700,000	739,320
U.S. Treasury Notes	2.125	05/31/2015	1,500,000	1,582,845
U.S. Treasury Notes	1.875	06/30/2015	500,000	523,125
U.S. Treasury Notes	1.750	07/31/2015	300,000	312,633
U.S. Treasury Notes	1.250	08/31/2015	700,000	716,187
U.S. Treasury Notes	1.250	09/30/2015	500,000	511,094
U.S. Treasury Notes	1.250	10/31/2015	1,200,000	1,225,406
U.S. Treasury Notes	1.375	11/30/2015	700,000	718,157
U.S. Treasury Notes	2.000	01/31/2016	500,000	525,703
U.S. Treasury Notes	2.625	04/30/2016	1,000,000	1,079,531
U.S. Treasury Notes	1.750	05/31/2016	300,000	311,976
U.S. Treasury Notes	1.500	07/31/2016	500,000	513,440
U.S. Treasury Notes	4.875	08/15/2016	1,000,000	1,188,906

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (91.0%) (continued)
U.S. Government & Agency Obligations (31.2%) (continued)
U.S. Treasury Notes	1.000%	08/31/2016	$900,000	$902,250
U.S. Treasury Notes	3.125	10/31/2016	1,000,000	1,106,016
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,109,375
U.S. Treasury Notes	2.875	03/31/2018	500,000	548,828
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,805,158
U.S. Treasury Notes	3.625	08/15/2019	300,000	345,469
U.S. Treasury Notes	3.500	05/15/2020	750,000	858,923
U.S. Treasury Notes	2.625	08/15/2020	750,000	803,262
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,069,375
U.S. Treasury Notes	3.125	05/15/2021	600,000	665,952
U.S. Treasury Notes	2.125	08/15/2021	800,000	814,128

Total U.S. government & agency obligations (cost: $41,706,518)				45,171,949

Mortgage-Backed and Asset-Backed Securities (35.6%)
Avis Budget Rental Car Funding Aesop LLC, Ser. 2011-5A, Cl. A, 144A(1)	3.270	02/20/2018	1,000,000	1,000,234
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	900,000	937,903
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Cl. AAB	5.422	01/15/2049	1,000,000	1,044,062
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. A3	5.518	09/11/2041	1,000,000	1,024,897
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	600,000	610,395
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	550,000	574,697
CenterPoint Energy Transition Bond Co. LLC, Ser. 2005-A, Cl. A2	4.970	08/01/2014	144,355	146,638
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(2)	5.100	08/15/2038	995,695	1,034,188
FHLMC CMO, Ser. 2002-2424, Cl. OG	6.000	03/15/2017	459,867	494,763
FHLMC CMO, Ser. 2005-2947, Cl. VA	5.000	03/15/2016	415,613	438,427
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	879,212	954,668
FHLMC Gold Pool #A11823	5.000	08/01/2033	50,690	54,659
FHLMC Gold Pool #A16641	5.500	12/01/2033	74,320	80,979
FHLMC Gold Pool #A27124	6.000	10/01/2034	20,699	22,922
FHLMC Gold Pool #A40159	5.500	11/01/2035	22,420	24,422
FHLMC Gold Pool #A40754	6.500	12/01/2035	206,651	231,415
FHLMC Gold Pool #A41968	5.500	01/01/2036	126,617	137,922
FHLMC Gold Pool #A43870	6.500	03/01/2036	115,710	129,142
FHLMC Gold Pool #A44969	6.500	04/01/2036	743,242	831,998
FHLMC Gold Pool #A45057	6.500	05/01/2036	62,209	69,994
FHLMC Gold Pool #A45624	5.500	06/01/2035	20,365	22,183
FHLMC Gold Pool #A51101	6.000	07/01/2036	84,516	93,013
FHLMC Gold Pool #A56247	6.000	01/01/2037	640,324	704,696
FHLMC Gold Pool #A56634	5.000	01/01/2037	235,627	253,265
FHLMC Gold Pool #A56829	5.000	01/01/2037	49,842	53,573
FHLMC Gold Pool #A57135	5.500	02/01/2037	692,837	751,987

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (91.0%) (continued)
Mortgage-Backed and Asset-Backed Securities (35.6%) (continued)
FHLMC Gold Pool #A58278	5.000%	03/01/2037	$562,837	$604,968
FHLMC Gold Pool #A58965	5.500	04/01/2037	388,652	421,833
FHLMC Gold Pool #A71576	6.500	01/01/2038	385,894	429,082
FHLMC Gold Pool #A91064	4.500	02/01/2040	809,878	857,821
FHLMC Gold Pool #A93990	4.000	09/01/2040	905,815	949,596
FHLMC Gold Pool #B12969	4.500	03/01/2019	68,105	72,782
FHLMC Gold Pool #B19462	5.000	07/01/2020	282,478	305,456
FHLMC Gold Pool #C01086	7.500	11/01/2030	27,874	31,337
FHLMC Gold Pool #C01271	6.500	12/01/2031	42,930	48,557
FHLMC Gold Pool #C01302	6.500	11/01/2031	19,171	21,684
FHLMC Gold Pool #C01676	6.000	11/01/2033	828,889	918,954
FHLMC Gold Pool #C03478	4.500	06/01/2040	789,839	836,719
FHLMC Gold Pool #C14364	6.500	09/01/2028	32,283	36,636
FHLMC Gold Pool #C14872	6.500	09/01/2028	2,060	2,338
FHLMC Gold Pool #C20300	6.500	01/01/2029	18,028	20,459
FHLMC Gold Pool #C28221	6.500	06/01/2029	7,310	8,296
FHLMC Gold Pool #C35377	7.000	01/01/2030	2,444	2,818
FHLMC Gold Pool #C41636	8.000	08/01/2030	4,982	5,906
FHLMC Gold Pool #C56017	6.500	03/01/2031	183,219	207,923
FHLMC Gold Pool #C61802	5.500	12/01/2031	142,213	154,910
FHLMC Gold Pool #C64936	6.500	03/01/2032	20,410	23,035
FHLMC Gold Pool #C68790	6.500	07/01/2032	95,554	107,840
FHLMC Gold Pool #C74741	6.000	12/01/2032	121,961	135,289
FHLMC Gold Pool #C79460	5.500	05/01/2033	54,963	59,887
FHLMC Gold Pool #C79886	6.000	05/01/2033	446,631	495,160
FHLMC Gold Pool #E00543	6.000	04/01/2013	4,408	4,687
FHLMC Gold Pool #E00565	6.000	08/01/2013	4,254	4,565
FHLMC Gold Pool #E00957	6.000	02/01/2016	14,408	15,351
FHLMC Gold Pool #E01007	6.000	08/01/2016	11,811	12,620
FHLMC Gold Pool #E01085	5.500	12/01/2016	21,556	23,129
FHLMC Gold Pool #E01136	5.500	03/01/2017	61,824	66,414
FHLMC Gold Pool #E01216	5.500	10/01/2017	60,378	65,091
FHLMC Gold Pool #E01378	5.000	05/01/2018	137,459	147,309
FHLMC Gold Pool #E02735	3.500	10/01/2025	880,347	918,578
FHLMC Gold Pool #E71048	6.000	07/01/2013	192	208
FHLMC Gold Pool #E72468	5.500	10/01/2013	249	269
FHLMC Gold Pool #E74118	5.500	01/01/2014	14,540	15,729
FHLMC Gold Pool #E77035	6.500	05/01/2014	12,277	13,029
FHLMC Gold Pool #E77962	6.500	07/01/2014	17,805	18,895
FHLMC Gold Pool #E78727	6.500	10/01/2014	629	668
FHLMC Gold Pool #E82543	6.500	03/01/2016	36,246	39,720
FHLMC Gold Pool #E85127	6.000	08/01/2016	14,237	15,469
FHLMC Gold Pool #E85353	6.000	09/01/2016	25,525	27,732
FHLMC Gold Pool #E89823	5.500	05/01/2017	63,697	69,029
FHLMC Gold Pool #E90912	5.500	08/01/2017	24,797	26,873
FHLMC Gold Pool #E91139	5.500	09/01/2017	162,800	176,427
FHLMC Gold Pool #E91646	5.500	10/01/2017	148,171	160,573
FHLMC Gold Pool #E92047	5.500	10/01/2017	91,996	99,697

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (91.0%) (continued)
Mortgage-Backed and Asset-Backed Securities (35.6%) (continued)
FHLMC Gold Pool #E92196	5.500%	11/01/2017	$19,357	$20,977
FHLMC Gold Pool #E95159	5.500	03/01/2018	102,512	111,285
FHLMC Gold Pool #E95734	5.000	03/01/2018	532,755	576,092
FHLMC Gold Pool #G01091	7.000	12/01/2029	19,207	22,148
FHLMC Gold Pool #G02060	6.500	01/01/2036	687,970	771,271
FHLMC Gold Pool #G08016	6.000	10/01/2034	959,624	1,062,694
FHLMC Gold Pool #G10817	6.000	06/01/2013	4,072	4,417
FHLMC Gold Pool #G11753	5.000	08/01/2020	208,841	225,699
FHLMC Gold Pool #J01382	5.500	03/01/2021	584,582	632,785
FHLMC Gold Pool #J05930	5.500	03/01/2021	289,779	313,674
FNMA TBA	3.500	10/15/2041	250,000	256,836
FNMA Pool #253798	6.000	05/01/2016	688	748
FNMA Pool #256883	6.000	09/01/2037	651,211	715,762
FNMA Pool #357269	5.500	09/01/2017	412,676	448,052
FNMA Pool #357637	6.000	11/01/2034	482,871	534,960
FNMA Pool #545929	6.500	08/01/2032	66,897	75,277
FNMA Pool #555591	5.500	07/01/2033	275,892	301,559
FNMA Pool #572020	6.000	04/01/2016	16,709	18,157
FNMA Pool #578974	6.000	05/01/2016	28,285	30,682
FNMA Pool #579170	6.000	04/01/2016	1,074	1,167
FNMA Pool #584953	7.500	06/01/2031	13,121	13,813
FNMA Pool #585097	6.000	05/01/2016	39,580	43,009
FNMA Pool #651220	6.500	07/01/2032	65,377	73,567
FNMA Pool #781776	6.000	10/01/2034	95,354	105,640
FNMA Pool #797509	4.500	03/01/2035	665,445	709,357
FNMA Pool #797536	4.500	04/01/2035	602,797	642,575
FNMA Pool #910446	6.500	01/01/2037	94,555	105,039
FNMA Pool #922224	5.500	12/01/2036	562,724	619,471
FNMA Pool #936760	5.500	06/01/2037	565,933	615,753
FNMA Pool #942956	6.000	09/01/2037	573,691	630,558
FNMA Pool #AA3263	5.000	02/01/2039	844,251	918,369
FNMA Pool #AB2155	4.000	01/01/2041	498,995	523,757
FNMA Pool #AC1607	4.500	08/01/2039	827,802	879,324
FNMA Pool #AD1662	5.000	03/01/2040	878,667	955,806
FNMA Pool #AD7078	4.500	06/01/2025	458,941	489,319
FNMA Pool #AE0949	4.000	02/01/2041	984,049	1,032,729
FNMA Pool #AH6920	4.500	04/01/2041	910,467	967,134
FNMA Pool #AI2408	4.000	05/01/2026	981,508	1,036,506
FNMA Pool #AI3402	5.000	05/01/2041	995,361	1,074,036
FNMA Pool #MA0533	4.000	10/01/2040	952,698	999,826
GNMA CMO, Ser. 2002-88, Cl. GW	5.500	09/20/2019	1,000,000	1,025,563
GNMA CMO, Ser. 2004-108, Cl. B(2)	4.741	03/16/2030	1,000,000	1,079,803
GNMA Pool #443216	8.000	07/15/2027	16,166	19,125
GNMA Pool #452827	7.500	02/15/2028	13,176	15,432
GNMA Pool #457453	7.500	10/15/2027	6,306	7,372
GNMA Pool #479743	7.500	11/15/2030	18,382	21,602
GNMA Pool #511723	7.500	10/15/2030	10,936	12,852
GNMA Pool #511778	7.500	11/15/2030	65,813	77,344

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (91.0%) (continued)
Mortgage-Backed and Asset-Backed Securities (35.6%) (continued)
GNMA Pool #540356	7.000%	05/15/2031	$43,034	$50,455
GNMA Pool #542083	7.000	01/15/2031	7,580	8,887
GNMA Pool #552466	6.500	03/15/2032	58,951	68,173
GNMA Pool #574395	6.000	01/15/2032	434,433	486,918
GNMA Pool #577653	6.000	08/15/2032	37,674	42,226
GNMA Pool #585467	6.000	08/15/2032	109,056	122,231
GNMA Pool #591025	6.500	10/15/2032	61,151	70,717
GNMA Pool #717081	4.500	05/15/2039	1,524,596	1,662,327
GNMA Pool #718832	5.500	09/15/2039	701,466	778,212
GNMA Pool #719238	4.000	07/15/2040	1,686,009	1,806,246
GNMA Pool #721035	4.000	12/15/2039	140,089	150,079
GNMA Pool #728451	5.000	12/15/2039	455,973	503,811
GNMA Pool #729037	5.000	02/15/2040	749,865	824,318
GNMA Pool #737644	4.500	11/15/2040	471,617	515,549
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(1)	3.290	03/25/2018	1,000,000	1,023,691
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	650,000	674,256
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	526,258	566,419
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	549,482	617,188
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(2)	5.947	08/15/2039	350,000	378,423

Total mortgage-backed and asset-backed securities (cost: $48,753,752)				51,573,439

Municipal Bonds (1.0%)
Illinois State Toll Highway Authority	6.184	01/01/2034	1,000,000	1,131,330
New York City Municipal Water Finance Authority	5.724	06/15/2042	230,000	283,693

Total municipal bonds (cost: $1,281,258)				1,415,023

Corporate Obligations (23.2%)
Banks (2.8%)
Goldman Sachs Group, Inc. (The), Sub. Notes	5.950	01/15/2027	1,000,000	974,468
Morgan Stanley, Sr. Unsec’d. Notes	5.500	07/24/2020	1,000,000	905,717
PNC Preferred Funding Trust III, Jr. Sub. Notes, 144A(1),(2)	8.700	03/29/2049	1,000,000	1,029,600
Union Bank NA, Sr. Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,101,081
				4,010,866
Building Materials (0.7%)
Owens Corning, Gtd. Notes	7.000	12/01/2036	1,025,000	1,062,023

Chemicals (0.8%)
Dow Chemical Co. (The), Sr. Unsec’d Notes	7.375	03/01/2023	1,000,000	1,209,447

Commercial Services (0.6%)
ERAC USA Finance Co., Gtd. Notes, 144A(1)	5.600	05/01/2015	800,000	887,470

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (91.0%) (continued)
Corporate Obligations (23.2%) (continued)
Diversified Financial Services (3.4%)
Associates Corp. of North America, Sr. Unsec’d. Notes	6.950%	11/01/2018	$1,000,000	$1,106,889
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000	05/15/2018	1,000,000	965,916
Fuel Trust, Sec’d. Notes, 144A(1)	4.207	04/15/2016	1,000,000	996,280
Textron Financial Corp., Jr. Sec’d. Notes, 144A(1),(2)	6.000	02/15/2067	1,000,000	750,000
Unison Ground Lease Funding LLC, Notes, 144A(1)	9.522	04/15/2020	1,000,000	1,030,746
				4,849,831
Electric (1.4%)
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A(1)	5.900	12/01/2021	1,000,000	1,013,329
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	991,850
				2,005,179
Entertainment (0.8%)
International Game Technology, Sr. Unsec’d. Notes	7.500	06/15/2019	1,000,000	1,193,341

Healthcare-Services (0.5%)
Quest Diagnostics, Inc., Gtd. Notes	6.950	07/01/2037	550,000	690,241

Home Builders (0.6%)
Lennar Corp., Gtd. Notes	6.950	06/01/2018	1,000,000	890,000

Insurance (0.5%)
Willis North America, Inc., Gtd. Notes	6.200	03/28/2017	600,000	655,192

Iron/Steel (0.7%)
Reliance Steel & Aluminum Co., Gtd. Notes	6.200	11/15/2016	100,000	105,587
Reliance Steel & Aluminum Co., Gtd. Notes	6.850	11/15/2036	900,000	873,713
				979,300
Machinery-Construction & Mining (0.9%)
Joy Global, Inc., Gtd. Notes	6.000	11/15/2016	1,135,000	1,275,279

Machinery-Diversified (0.7%)
Case New Holland, Inc., Gtd. Notes	7.875	12/01/2017	1,000,000	1,065,000

Media (1.4%)
COX Communications, Inc., Unsub. Notes	7.625	06/15/2025	1,000,000	1,307,381
Time Warner Cable, Inc., Gtd. Notes	6.550	05/01/2037	650,000	722,923
				2,030,304
Miscellaneous Manufacturing (1.1%)
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(1)	7.450	05/01/2034	1,000,000	1,005,000
GE Capital Trust I, Sub. Notes(2)	6.375	11/15/2067	600,000	578,250
				1,583,250
Oil & Gas (1.7%)
Pioneer Natural Resources Co., Gtd. Notes	7.200	01/15/2028	600,000	641,720
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	600,000	692,621
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,074,374
				2,408,715

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (91.0%) (continued)
Corporate Obligations (23.2%) (continued)
Oil & Gas Services (1.4%)
Schlumberger Norge AS, Gtd. Notes, 144A(1)	1.950%	09/14/2016	$1,000,000	$994,479
SEACOR Holdings, Inc.	7.375	10/01/2019	1,000,000	1,081,117
				2,075,596
Packaging & Containers (0.6%)
Sealed Air Corp., Sr. Unsec’d Notes, 144A(1)	6.875	07/15/2033	1,000,000	869,234

Pipelines (0.8%)
Plains All American Pipeline LP / PAA Finance Corp., Gtd. Notes	6.125	01/15/2017	1,000,000	1,125,539

Shipbuilding (0.6%)
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A(1)	6.875	03/15/2018	1,000,000	930,000

Telecommunications (1.2%)
BellSouth Corp., Sr. Unsec’d. Notes	6.550	06/15/2034	850,000	985,506
Verizon Communications, Gtd. Notes	6.940	04/15/2028	600,000	741,437
				1,726,943
Total corporate obligations (cost: $32,113,868)				33,522,750

Total long-term notes and bonds (cost: $123,855,396)				131,683,161

Short-Term Notes and Bonds(3) (5.4%)
U.S. Government & Agency Obligations (4.9%)
Federal Home Loan Banks	2.250	04/13/2012	500,000	505,319
U.S. Treasury Notes	1.375	04/15/2012	3,600,000	3,624,188
U.S. Treasury Notes	0.750	05/31/2012	1,000,000	1,003,980
U.S. Treasury Notes	0.625	06/30/2012	300,000	301,032
U.S. Treasury Notes	1.500	07/15/2012	1,150,000	1,161,905
U.S. Treasury Notes	0.375	08/31/2012	500,000	500,918

Total U.S. government & agency obligations (cost: $7,050,858)				7,097,342

Corporate Obligations (0.5%)
Oil & Gas (0.5%)
Southwest Gas Corp., Sr. Unsec’d. Notes	7.625	05/15/2012	650,000	675,106

Total corporate obligations (cost: $656,423)				675,106

Total short-term notes and bonds (cost: $7,707,281)				7,772,448

Shares
Money Market Mutual Fund (2.3%)
BlackRock Liquidity TempFund Portfolio, 0.09%	3,375,000	3,375,000

Description	Shares	Value
Money Market Mutual Fund (2.3%) (continued)
Total money market mutual fund (cost: $3,375,000)		$3,375,000

Total investments(4) (99.4%) (cost: $135,937,212)		143,807,949

Other assets in excess of liabilities (0.6%)		842,876

Net assets (100.0%)		$144,650,825

The following abbreviations are used in the portfolio descriptions:

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Corporation

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

TBA — To Be Announced

(1)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(2)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2011.

(3)	The interest rate for short-term notes reflects the yields for those securities as of September 30, 2011.

(4)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2011. See table below.

Federal Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$135,941,844	$8,436,692	$(570,587)	$7,866,105

Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Preferred Stock	$977,340	$—	$—	$977,340
U.S. Government & Agency Obligations	—	52,269,291	—	52,269,291
Mortgage-Backed and Asset-Backed Securities	—	51,573,439	—	51,573,439
Corporate Obligations	—	34,197,856	—	34,197,856
Money Market Mutual Fund	3,375,000	—	—	3,375,000
Municipal Bonds	—	1,415,023	—	1,415,023
Total	$4,352,340	$139,455,609	$—	$143,807,949

It is the Investment Grade Bond Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2011, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

September 30, 2011 (unaudited)

Description	Shares	Value
Preferred Stock (0.3%)
Diversified Financial Services (0.3%)
JPMorgan Chase Capital XXIX	39,000	$977,340

Total preferred stock (cost: $999,535)		977,340

Common Stocks (57.5%)
Aerospace & Defense (2.4%)
General Dynamics Corp.	27,900	1,587,231
Precision Castparts Corp.	34,200	5,316,732
		6,903,963
Agriculture (0.9%)
Archer-Daniels-Midland Co.	108,900	2,701,809

Apparel (2.4%)
Columbia Sportswear Co.	40,100	1,860,640
Wolverine World Wide, Inc.	151,650	5,042,362
		6,903,002
Auto Parts and Equipment (1.2%)
Magna International, Inc.	105,500	3,478,335

Banks (3.5%)
Bank of Hawaii Corp.	45,600	1,659,840
Citigroup, Inc.	23,252	595,716
JPMorgan Chase & Co.	79,640	2,398,757
Northern Trust Corp.	53,400	1,867,932
U.S. Bancorp	156,500	3,684,010
		10,206,255
Beverages (1.9%)
Coca-Cola Co. (The)	81,900	5,533,164

Biotechnology (1.5%)
Amgen, Inc.	78,300	4,302,585

Chemicals (0.4%)
Dow Chemical Co.	48,000	1,078,080

Commercial Services (0.4%)
Robert Half International, Inc.	50,600	1,073,732

Computers (1.5%)
Dell, Inc.(1)	213,600	3,022,440
Hewlett-Packard Co.	68,167	1,530,349
		4,552,789
Diversified Financial Services (1.2%)
Federated Investors, Inc., Class B	87,400	1,532,122
Investment Technology Group, Inc.(1)	193,300	1,892,407
		3,424,529
Electronics (1.1%)
FLIR Systems, Inc.	126,500	3,168,825

Description	Shares	Value
Common Stocks (57.5%) (continued)
Food (0.2%)
Fresh Del Monte Produce, Inc.	26,900	$624,080

Healthcare Products (5.5%)
Baxter International, Inc.	82,100	4,609,094
Johnson & Johnson	84,400	5,377,124
Medtronic, Inc.	119,200	3,962,208
Zimmer Holdings, Inc.(1)	38,200	2,043,700
		15,992,126
Insurance (0.9%)
Aegon NV(1)	653,186	2,645,403

Iron/Steel (1.2%)
Nucor Corp.	116,500	3,686,060

Machinery-Diversified (0.6%)
Cummins, Inc.	22,000	1,796,520

Mining (0.5%)
Alcoa, Inc.	151,300	1,447,941

Miscellaneous Manufacturing (4.9%)
Carlisle Cos., Inc.	98,200	3,130,616
Crane Co.	74,800	2,669,612
General Electric Co.	274,600	4,184,904
Illinois Tool Works, Inc.	106,100	4,413,760
		14,398,892
Oil & Gas (6.6%)
ConocoPhillips	78,600	4,976,952
Exxon Mobil Corp.	45,100	3,275,613
Royal Dutch Shell PLC ADR	81,050	4,986,196
Tidewater, Inc.	108,750	4,572,938
Valero Energy Corp.	78,400	1,393,952
		19,205,651
Pharmaceuticals (4.1%)
McKesson Corp.	67,900	4,936,330
Merck & Co., Inc.	81,700	2,672,407
Pfizer, Inc.	243,300	4,301,544
		11,910,281
Retail (4.4%)
Bed Bath & Beyond, Inc.(1)	82,600	4,733,806
Best Buy Co., Inc.	79,900	1,861,670
Home Depot, Inc.	69,100	2,271,317
Kohl’s Corp.	82,000	4,026,200
		12,892,993
Semiconductors (4.1%)
Applied Materials, Inc.	329,000	3,405,150
Intel Corp.	205,600	4,385,448
Texas Instruments, Inc.	159,900	4,261,335
		12,051,933

Description	Shares	Value
Common Stocks (57.5%) (continued)
Software (0.7%)
Autodesk, Inc.(1)	72,400	$2,011,272

Telecommunications (2.1%)
Cisco Systems, Inc.	142,700	2,210,423
Nokia OYJ ADR	104,200	589,772
Telefonos de Mexico, Class L ADR	215,400	3,220,230
		6,020,425
Toys/Games/Hobbies (1.0%)
Mattel, Inc.	111,100	2,876,379

Transportation (2.3%)
Norfolk Southern Corp.	55,000	3,356,100
Werner Enterprises, Inc.	157,500	3,280,725
		6,636,825

Total common stocks (cost: $175,616,482)		167,523,849

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (33.0%)
U.S. Government & Agency Obligations (10.2%)
Federal Farm Credit Bank	2.625%	04/17/2014	$1,000,000	1,051,720
Federal Home Loan Banks	2.500	06/13/2014	1,000,000	1,050,579
Federal Home Loan Banks	4.875	09/08/2017	500,000	588,646
FHLMC	3.750	03/27/2019	750,000	847,285
FNMA	1.300	03/17/2014	1,000,000	1,015,526
FNMA	4.000	04/15/2013	380,000	400,966
U.S. Treasury Bonds	6.000	02/15/2026	400,000	572,750
U.S. Treasury Bonds	5.375	02/15/2031	325,000	457,184
U.S. Treasury Bonds	4.500	02/15/2036	250,000	323,711
U.S. Treasury Bonds	3.500	02/15/2039	600,000	667,125
U.S. Treasury Bonds	4.250	05/15/2039	300,000	377,531
U.S. Treasury Bonds	4.375	11/15/2039	550,000	707,094
U.S. Treasury Bonds	3.875	08/15/2040	100,000	118,812
U.S. Treasury Bonds	4.375	05/15/2041	550,000	710,534
U.S. Treasury Notes	0.375	10/31/2012	300,000	300,621
U.S. Treasury Notes	1.125	12/15/2012	775,000	783,537
U.S. Treasury Notes	3.625	05/15/2013	1,200,000	1,264,781
U.S. Treasury Notes	0.375	06/30/2013	2,250,000	2,254,928
U.S. Treasury Notes	0.500	11/15/2013	750,000	752,871
U.S. Treasury Notes	4.000	02/15/2014	250,000	271,445
U.S. Treasury Notes	2.250	05/31/2014	1,400,000	1,468,250
U.S. Treasury Notes	2.125	11/30/2014	1,200,000	1,261,874
U.S. Treasury Notes	2.500	03/31/2015	800,000	853,872
U.S. Treasury Notes	1.875	06/30/2015	700,000	732,375
U.S. Treasury Notes	1.750	07/31/2015	500,000	521,055
U.S. Treasury Notes	1.250	08/31/2015	1,000,000	1,023,125
U.S. Treasury Notes	2.000	01/31/2016	500,000	525,703
U.S. Treasury Notes	2.125	02/29/2016	500,000	528,672
U.S. Treasury Notes	1.500	06/30/2016	500,000	513,790

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.0%) (continued)
U.S. Government & Agency Obligations (10.2%) (continued)
U.S. Treasury Notes	3.250%	07/31/2016	$125,000	$138,809
U.S. Treasury Notes	2.750	11/30/2016	1,200,000	1,305,374
U.S. Treasury Notes	4.625	02/15/2017	500,000	593,242
U.S. Treasury Notes	3.125	04/30/2017	250,000	277,344
U.S. Treasury Notes	1.875	10/31/2017	500,000	518,789
U.S. Treasury Notes	2.375	06/30/2018	700,000	744,625
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,087,188
U.S. Treasury Notes	3.125	05/15/2019	750,000	835,546
U.S. Treasury Notes	3.375	11/15/2019	600,000	680,437
U.S. Treasury Notes	2.625	08/15/2020	250,000	267,754
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,442,896

Total U.S. government & agency obligations (cost:$27,608,399)				29,838,366

Mortgage-Backed and Asset-Backed Securities (13.4%)
Avis Budget Rental Car Funding AESOP LLC, Ser. 2011-5A, Cl. A, 144A(2)	3.270	02/20/2018	1,000,000	1,000,234
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	500,000	521,057
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. A3	5.518	09/11/2041	705,000	722,552
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	400,000	406,930
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	450,000	470,206
CenterPoint Energy Transition Bond Co. LLC, Ser. 2005-A, Cl. A2	4.970	08/01/2014	96,236	97,759
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(3)	5.100	08/15/2038	663,796	689,459
Federal Home Loan Banks	4.625	06/12/2015	1,000,000	1,132,463
FHLMC CMO, Ser. 2002-2424, Cl. OG	6.000	03/15/2017	153,289	164,921
FHLMC CMO, Ser. 2005-2947, Cl. VA	5.000	03/15/2016	237,493	250,530
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	879,212	954,668
FHLMC Gold Pool #A11823	5.000	08/01/2033	230,482	248,527
FHLMC Gold Pool #A14499	6.000	10/01/2033	38,447	42,625
FHLMC Gold Pool #A16641	5.500	12/01/2033	222,960	242,936
FHLMC Gold Pool #A42106	6.500	01/01/2036	252,485	284,161
FHLMC Gold Pool #A42908	6.000	02/01/2036	73,119	80,470
FHLMC Gold Pool #A45057	6.500	05/01/2036	180,080	202,616
FHLMC Gold Pool #A51101	6.000	07/01/2036	111,287	122,475
FHLMC Gold Pool #A56247	6.000	01/01/2037	384,194	422,818
FHLMC Gold Pool #A58278	5.000	03/01/2037	290,843	312,614
FHLMC Gold Pool #A58965	5.500	04/01/2037	388,652	421,833
FHLMC Gold Pool #A71576	6.500	01/01/2038	190,067	211,339
FHLMC Gold Pool #A91064	4.500	02/01/2040	1,619,756	1,715,642
FHLMC Gold Pool #B12969	4.500	03/01/2019	204,314	218,345
FHLMC Gold Pool #B19462	5.000	07/01/2020	141,239	152,728
FHLMC Gold Pool #C01086	7.500	11/01/2030	6,060	6,813
FHLMC Gold Pool #C01271	6.500	12/01/2031	17,888	20,232
FHLMC Gold Pool #C01302	6.500	11/01/2031	11,277	12,755

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.0%) (continued)
Mortgage-Backed and Asset-Backed Securities (13.4%) (continued)
FHLMC Gold Pool #C01676	6.000%	11/01/2033	$54,086	$59,963
FHLMC Gold Pool #C03478	4.500	06/01/2040	1,579,678	1,673,438
FHLMC Gold Pool #C14872	6.500	09/01/2028	7,771	8,751
FHLMC Gold Pool #C20853	6.000	01/01/2029	193,278	214,521
FHLMC Gold Pool #C56017	6.500	03/01/2031	146,620	166,389
FHLMC Gold Pool #C61802	5.500	12/01/2031	33,792	36,809
FHLMC Gold Pool #C65255	6.500	03/01/2032	14,785	16,687
FHLMC Gold Pool #C67071	6.500	05/01/2032	12,800	14,526
FHLMC Gold Pool #C68790	6.500	07/01/2032	31,851	35,947
FHLMC Gold Pool #C74741	6.000	12/01/2032	35,871	39,791
FHLMC Gold Pool #C79886	6.000	05/01/2033	129,667	143,756
FHLMC Gold Pool #E00543	6.000	04/01/2013	2,965	3,153
FHLMC Gold Pool #E00878	6.500	07/01/2015	6,732	7,193
FHLMC Gold Pool #E01007	6.000	08/01/2016	11,811	12,620
FHLMC Gold Pool #E02735	3.500	10/01/2025	880,347	918,578
FHLMC Gold Pool #E77962	6.500	07/01/2014	6,677	7,086
FHLMC Gold Pool #E85127	6.000	08/01/2016	8,136	8,839
FHLMC Gold Pool #E85353	6.000	09/01/2016	25,525	27,732
FHLMC Gold Pool #E95159	5.500	03/01/2018	38,442	41,732
FHLMC Gold Pool #E95734	5.000	03/01/2018	207,904	224,817
FHLMC Gold Pool #G01477	6.000	12/01/2032	214,675	237,980
FHLMC Gold Pool #G01727	6.000	08/01/2034	556,514	616,983
FHLMC Gold Pool #G02060	6.500	01/01/2036	412,782	462,763
FHLMC Gold Pool #G08016	6.000	10/01/2034	479,812	531,347
FHLMC Gold Pool #G08087	6.000	10/01/2035	126,575	139,655
FHLMC Gold Pool #G11753	5.000	08/01/2020	208,841	225,699
FHLMC Gold Pool #G18376	4.000	01/01/2026	474,661	500,139
FHLMC Gold Pool #J05930	5.500	03/01/2021	144,890	156,837
FNMA, TBA	3.500	10/15/2041	250,000	256,836
FNMA Pool #357269	5.500	09/01/2017	93,790	101,830
FNMA Pool #357637	6.000	11/01/2034	89,004	98,605
FNMA Pool #545929	6.500	08/01/2032	31,219	35,129
FNMA Pool #555591	5.500	07/01/2033	80,098	87,549
FNMA Pool #574922	6.000	04/01/2016	1,715	1,864
FNMA Pool #579170	6.000	04/01/2016	1,507	1,637
FNMA Pool #584953	7.500	06/01/2031	5,832	6,139
FNMA Pool #651220	6.500	07/01/2032	13,076	14,713
FNMA Pool #725793	5.500	09/01/2019	436,998	475,277
FNMA Pool #910446	6.500	01/01/2037	48,840	54,255
FNMA Pool #914468	5.500	04/01/2037	649,831	707,036
FNMA Pool #915258	5.500	04/01/2037	700,323	761,973
FNMA Pool #922224	5.500	12/01/2036	432,864	476,516
FNMA Pool #936760	5.500	06/01/2037	565,933	615,753
FNMA Pool #942956	6.000	09/01/2037	286,846	315,279
FNMA Pool #945882	6.000	08/01/2037	500,155	549,733
FNMA Pool #AA3263	5.000	02/01/2039	844,251	918,369
FNMA Pool #AC8326	5.000	07/01/2040	968,938	1,044,011
FNMA Pool #AD1662	5.000	03/01/2040	878,667	955,807
FNMA Pool #AD7078	4.500	06/01/2025	458,941	489,319
FNMA Pool #AE0949	4.000	02/01/2041	984,049	1,032,729

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.0%) (continued)
Mortgage-Backed and Asset-Backed Securities (13.4%) (continued)
FNMA Pool #AE2575	4.000%	09/01/2040	$911,269	$956,349
FNMA Pool #AH9170	4.500	05/01/2041	927,393	985,114
FNMA Pool #MA0699	4.000	04/01/2041	499,244	523,941
GNMA CMO, Ser. 2004-108, Cl. B(3)	4.741	03/16/2030	1,000,000	1,079,803
GNMA CMO, Ser. 2010-22, Cl. AD	3.633	10/16/2039	1,000,000	1,072,637
GNMA Pool #424578	6.500	04/15/2026	64,626	74,553
GNMA Pool #431962	6.500	05/15/2026	7,422	8,562
GNMA Pool #436741	7.500	01/15/2027	13,901	16,251
GNMA Pool #443216	8.000	07/15/2027	8,456	10,004
GNMA Pool #479743	7.500	11/15/2030	18,382	21,602
GNMA Pool #511778	7.500	11/15/2030	25,753	30,265
GNMA Pool #542083	7.000	01/15/2031	37,900	44,436
GNMA Pool #552466	6.500	03/15/2032	27,510	31,814
GNMA Pool #555179	7.000	12/15/2031	15,749	18,464
GNMA Pool #574395	6.000	01/15/2032	42,592	47,738
GNMA Pool #690843	5.000	05/15/2038	463,409	509,420
GNMA Pool #718832	5.500	09/15/2039	559,076	620,243
GNMA Pool #727811	4.500	07/15/2040	973,997	1,059,857
GNMA Pool #729037	5.000	02/15/2040	749,865	824,318
GNMA Pool #737644	4.500	11/15/2040	471,617	515,549
GNMA Pool #739222	4.000	07/15/2040	464,192	497,296
GNMA Pool #741125	4.000	07/15/2040	121,191	129,834
GNMA Pool #741872	4.000	05/15/2040	377,846	404,792
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(2)	3.290	03/25/2018	1,000,000	1,023,691
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	350,000	363,061
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	263,129	283,210
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	274,741	308,594
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(3)	5.947	08/15/2039	650,000	702,785

Total mortgage-backed and asset-backed securities (cost:$36,851,803)				38,827,981

Municipal Bonds (0.2%)
Maryland State Transportation Authority	5.754	07/01/2041	500,000	607,970
New York City Municipal Water Finance Authority	5.724	06/15/2042	100,000	123,345

Total municipal bonds (cost:$620,158)				731,315

Corporate Obligations (9.2%)
Banks (1.0%)
Citigroup, Inc., Sr. Unsec’d. Notes	4.750	05/19/2015	80,000	81,979
Goldman Sachs Group, Inc. (The), Sub. Notes	5.950	01/15/2027	1,000,000	974,468
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625	09/23/2019	500,000	469,036
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250	08/09/2026	375,000	376,114
Union Bank NA, Sr. Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,101,081
				3,002,678
Building Materials (0.3%)
Owens Corning, Gtd. Notes	7.000	12/01/2036	1,000,000	1,036,120

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.0%) (continued)
Corporate Obligations (9.2%) (continued)
Commercial Services (0.1%)
ERAC USA Finance Co., Gtd. Notes, 144A(2)	5.600%	05/01/2015	$200,000	$221,867

Diversified Financial Services (1.7%)
Associates Corp. of North America, Sr. Unsec’d. Notes	6.950	11/01/2018	1,000,000	1,106,889
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000	05/15/2018	1,000,000	965,916
Fuel Trust, Sec’d. Notes, 144A(2)	4.207	04/15/2016	1,000,000	996,280
Textron Financial Corp., Jr. Sec’d. Notes, 144A(2),(3)	6.000	02/15/2067	1,000,000	750,000
Unison Ground Lease Funding LLC, Notes, 144A(2)	9.522	04/15/2020	1,000,000	1,030,746
				4,849,831
Electric (0.7%)
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A(2)	5.900	12/01/2021	1,000,000	1,013,329
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	991,850
				2,005,179
Entertainment (0.4%)
International Game Technology, Sr. Unsec’d. Notes	7.500	06/15/2019	1,000,000	1,193,341

Healthcare Products (0.1%)
Hospira, Inc., Sr. Unsec’d. Notes	5.900	06/15/2014	300,000	328,725

Healthcare-Services (0.2%)
Quest Diagnostics, Inc., Gtd. Notes	6.950	07/01/2037	450,000	564,742

Home Builders (0.3%)
Lennar Corp., Gtd. Notes	6.950	06/01/2018	1,000,000	890,000

Insurance (0.2%)
Willis North America, Inc., Gtd. Notes	6.200	03/28/2017	500,000	545,994

Iron/Steel (0.3%)
Reliance Steel & Aluminum Co., Gtd. Notes	6.200	11/15/2016	400,000	422,348
Reliance Steel & Aluminum Co., Gtd. Notes	6.850	11/15/2036	600,000	582,475
				1,004,823
Machinery-Diversified (0.4%)
Case New Holland, Inc., Gtd. Notes	7.875	12/01/2017	1,000,000	1,065,000

Media (0.4%)
COX Communications, Inc., Unsub. Notes	7.625	06/15/2025	443,000	579,170
Time Warner Cable, Inc., Gtd. Notes	6.550	05/01/2037	600,000	667,313
				1,246,483
Miscellaneous Manufacturing (0.5%)
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(2)	7.450	05/01/2034	1,000,000	1,005,000
GE Capital Trust I, Sub. Notes(3)	6.375	11/15/2067	400,000	385,500
				1,390,500
Oil & Gas (0.6%)
Pioneer Natural Resources Co., Gtd. Notes	7.200	01/15/2028	400,000	427,813
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	250,000	288,592
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,074,374
				1,790,779

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.0%) (continued)
Corporate Obligations (9.2%) (continued)
Oil & Gas Services (0.7%)
Schlumberger Norge AS, Gtd. Notes, 144A(2)	1.950%	09/14/2016	$1,000,000	$994,479
SEACOR Holdings, Inc.	7.375	10/01/2019	1,000,000	1,081,117
				2,075,596
Packaging & Containers (0.3%)
Sealed Air Corp., Sr. Unsec’d Notes, 144A(2)	6.875	07/15/2033	1,000,000	869,234

Pipelines (0.4%)
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	6.125	01/15/2017	1,000,000	1,125,539

Shipbuilding (0.3%)
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A(2)	6.875	03/15/2018	900,000	837,000

Telecommunications (0.3%)
BellSouth Corp., Sr. Unsec’d. Notes	6.550	06/15/2034	400,000	463,768
Verizon Communications, Gtd. Notes	6.940	04/15/2028	350,000	432,505
				896,273
Total corporate obligations (cost: $26,317,435)				26,939,704

Total long-term notes and bonds (cost: $91,397,795)				96,337,366

Short-Term Notes and Bonds(4) (3.0%)
U.S. Government & Agency Obligations (0.8%)
U.S. Treasury Notes	0.750	11/30/2011	700,000	700,766
U.S. Treasury Notes	1.000	03/31/2012	700,000	703,087
U.S. Treasury Notes	1.750	08/15/2012	400,000	405,438
U.S. Treasury Notes	0.375	08/31/2012	600,000	601,102

Total U.S. government & agency obligations (cost: $2,401,183)				2,410,393

Commercial Paper (2.1%)
Chemicals (0.7%)
EI du Pont de Nemours & Co.	0.112	10/25/2011	2,000,000	1,999,700

Diversified Financial Services (0.7%)
John Deere Credit Ltd.	0.101	10/18/2011	2,000,000	1,999,900

Oil & Gas (0.7%)
Northwest Natural Gas Co.	0.101	10/11/2011	2,000,000	1,999,900

Total commercial paper (cost: $5,999,703)				5,999,500

Corporate Obligations (0.1%)
Oil & Gas (0.1%)
Southwest Gas Corp., Sr. Unsec’d. Notes	7.625	05/15/2012	350,000	363,519

Total corporate obligations (cost: $353,459)				363,519

Total short-term notes and bonds (cost: $8,754,345)				8,773,412

Description	Shares	Value
Money Market Mutual Fund (1.4%)
BlackRock Liquidity TempFund Portfolio, 0.09%	3,900,000	$3,900,000

Total money market mutual fund (cost: $3,900,000)		3,900,000

Mutual Funds (4.5%)
iShares Russell Midcap Growth Index Fund	59,200	2,938,688
iShares S&P 500 Growth Index Fund	47,800	2,927,272
iShares S&P Midcap 400 Growth Index Fund	27,000	2,425,680
iShares S&P Smallcap 600 Growth Index Fund	10,700	689,722
Vanguard Growth Index Fund	159,200	4,239,496

Total mutual funds (cost: $12,190,017)		13,220,858

Total investments(5) (99.7%) (cost: $292,858,174)		290,732,825

Other assets in excess of liabilities (0.3%)		934,536

Net assets (100.0%)		$291,667,361

The following abbreviations are used in the portfolio descriptions:

ADR — American Depositary Receipt

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Corporation

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

TBA — To Be Announced

(1)	Non-Income producing securities.

(2)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2011.

(4)	The interest rate for short-term notes reflects the yields for those securities as of September 30, 2011.

(5)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2011. See below table.

Federal Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$292,885,754	$33,822,835	$(35,975,764)	$(2,152,929)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Preferred Stock	$977,340	$—	$—	$977,340
Common Stocks	167,523,849	—	—	167,523,849
U.S. Government & Agency Obligations	—	32,248,759	—	32,248,759
Mortgage-Backed and Asset-Backed Securities	—	38,827,981	—	38,827,981
Municipal Bonds	—	731,315	—	731,315
Corporate Obligations	—	27,303,223	—	27,303,223
Commercial Paper	—	5,999,500	—	5,999,500
Money Market Mutual Fund	3,900,000	—	—	3,900,000
Mutual Funds	13,220,858	—	—	13,220,858
Total	$185,622,047	$105,110,778	$—	$290,732,825

It is the Asset Director Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2011, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*  Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

SOCIALLY RESPONSIVE PORTFOLIO

September 30, 2011 (unaudited)

Description	Shares	Value
Common Stocks (94.5%)
Aerospace & Defense (4.0%)
General Dynamics Corp.	950	$54,045
Precision Castparts Corp.	800	124,368
		178,413
Agriculture (1.9%)
Archer-Daniels-Midland Co.	3,500	86,835

Apparel (3.7%)
Columbia Sportswear Co.	1,200	55,680
Wolverine World Wide, Inc.	3,300	109,725
		165,405
Banks (7.2%)
Bank of Hawaii Corp.	1,900	69,160
JPMorgan Chase & Co.	2,650	79,818
Northern Trust Corp.	2,100	73,458
U.S. Bancorp	4,400	103,576
		326,012
Beverages (3.1%)
Coca-Cola Co. (The)	2,100	141,876

Biotechnology (2.9%)
Amgen, Inc.	2,400	131,880

Chemicals (1.0%)
Dow Chemical Co.	2,100	47,166

Commercial Services (0.6%)
Robert Half International, Inc.	1,300	27,586

Computers (2.8%)
Dell, Inc.(1)	5,300	74,995
Hewlett-Packard Co.	2,300	51,635
		126,630
Diversified Financial Services (2.1%)
Federated Investors, Inc., Class B	2,796	49,014
Investment Technology Group, Inc.(1)	4,700	46,013
		95,027
Electronics (2.2%)
FLIR Systems, Inc.	3,900	97,695

Food (2.0%)
Fresh Del Monte Produce, Inc.	3,800	88,160

Description	Shares	Value
Common Stocks (94.5%) (continued)
Healthcare Products (8.1%)
Baxter International, Inc.	2,400	$134,736
Medtronic, Inc.	4,000	132,960
Zimmer Holdings, Inc.(1)	1,800	96,300
		363,996
Insurance (1.4%)
Aegon NV(1)	15,177	61,467

Iron/Steel (2.2%)
Nucor Corp.	3,100	98,084

Machinery-Diversified (1.3%)
Cummins, Inc.	700	57,162

Mining (0.8%)
Alcoa, Inc.	4,000	38,280

Miscellaneous Manufacturing (8.5%)
Carlisle Cos., Inc.	2,550	81,294
Crane Co.	2,500	89,225
General Electric Co.	6,700	102,108
Illinois Tool Works, Inc.	2,650	110,240
		382,867
Oil & Gas (10.9%)
ConocoPhillips	2,000	126,640
Exxon Mobil Corp.	1,800	130,734
Royal Dutch Shell PLC ADR	2,000	123,040
Tidewater, Inc.	2,400	100,920
Valero Energy Corp.	700	12,446
		493,780
Pharmaceuticals (3.1%)
McKesson Corp.	1,900	138,130

Retail (7.0%)
Bed Bath & Beyond, Inc.(1)	1,900	108,889
Best Buy Co., Inc.	2,200	51,260
Home Depot, Inc.	1,900	62,453
Kohl’s Corp.	1,900	93,290
		315,892
Semiconductors (7.7%)
Applied Materials, Inc.	9,400	97,290
Intel Corp.	5,900	125,847
Texas Instruments, Inc.	4,600	122,590
		345,727
Software (1.2%)
Autodesk, Inc.(1)	2,000	55,560

Description	Shares	Value
Common Stocks (94.5%) (continued)
Telecommunications (3.2%)
Cisco Systems, Inc.	4,650	$72,028
Nokia OYJ ADR	2,000	11,320
Telefonos de Mexico, Class L ADR	4,200	62,790
		146,138
Toys/Games/Hobbies (1.8%)
Mattel, Inc.	3,150	81,554

Transportation (3.8%)
Norfolk Southern Corp.	1,600	97,632
Werner Enterprises, Inc.	3,600	74,988
		172,620

Total common stocks (cost: $4,808,305)		4,263,942

Money Market Mutual Fund (3.3%)
BlackRock Liquidity TempFund Portfolio, 0.09%	150,000	150,000

Total money market mutual fund (cost: $150,000)		150,000

Total investments(2) (97.8%) (cost: $4,958,305)		4,413,942
Other assets in excess of liabilities (2.2%)		98,951
Net assets (100.0%)		$4,512,893

The following abbreviation is used in the portfolio descriptions:

ADR – American Depositary Receipt

(1)	Non-Income producing securities.
(2)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2011. See table below.

Federal Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$4,980,699	$509,671	$(1,076,428)	$(566,757)

Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Common Stocks	$4,263,942	$—	$—	$4,263,942
Money Market Mutual Fund	150,000	—	—	150,000
Total	$4,413,942	$—	$—	$4,413,942

It is the Socially Responsive Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2011, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

Notes to Schedules of Investments (unaudited)

Investments

Equity Securities (Preferred and Common Stock) - Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price (“NOCP”). To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities - The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in level 2 of the fair value hierarchy; otherwise they would be categorized as level 3.

Corporate Obligations - Corporate obligations for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While most corporate obligations are categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Mutual Funds - Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of the valuation and are classified under level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations - U.S. Government obligations are valued at the latest bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Fixed Income Securities - Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under level 2 of the fair value hierarchy.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio’s use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio’s securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on a first-in first-out accounting basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2.    Controls and Procedures.

(a)               The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)              There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President

Date	November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President

Date	November 15, 2011

By (Signature and Title)*	/s/ Daniel Schluge
Daniel Schluge, Treasurer

Date	November 14, 2011

* Print the name and title of each signing officer under his or her signature.